Quarterly Holdings Report
for

Fidelity® Blue Chip Value Fund

October 31, 2019

BCV-QTLY-1219
1.809087.116

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
COMMUNICATION SERVICES - 11.4%
Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc.	39,800	$2,406,706
Entertainment - 3.6%
The Walt Disney Co.	132,007	17,150,349
Media - 7.3%
Comcast Corp. Class A	612,300	27,443,287
Fox Corp. Class A	103,133	3,304,381
Interpublic Group of Companies, Inc.	206,000	4,480,500
		35,228,168

TOTAL COMMUNICATION SERVICES		54,785,223

CONSUMER DISCRETIONARY - 3.7%
Multiline Retail - 2.4%
Dollar General Corp.	69,600	11,159,664
Textiles, Apparel & Luxury Goods - 1.3%
PVH Corp.	72,200	6,292,952

TOTAL CONSUMER DISCRETIONARY		17,452,616

CONSUMER STAPLES - 6.9%
Beverages - 2.5%
C&C Group PLC (United Kingdom)	2,411,612	11,870,750
Food Products - 4.4%
Danone SA	110,500	9,153,964
The Hershey Co.	81,000	11,896,470
		21,050,434

TOTAL CONSUMER STAPLES		32,921,184

ENERGY - 7.8%
Oil, Gas & Consumable Fuels - 7.8%
Exxon Mobil Corp.	283,500	19,156,095
GasLog Partners LP	296,200	5,867,722
Golar LNG Partners LP	485,900	4,946,462
Teekay LNG Partners LP	511,600	7,361,924
		37,332,203
FINANCIALS - 26.2%
Banks - 8.9%
M&T Bank Corp.	15,500	2,426,215
SunTrust Banks, Inc.	164,200	11,221,428
U.S. Bancorp	216,797	12,361,765
Wells Fargo & Co.	325,798	16,820,951
		42,830,359
Capital Markets - 2.8%
Goldman Sachs Group, Inc.	62,000	13,229,560
Consumer Finance - 0.5%
Discover Financial Services	30,000	2,407,800
Diversified Financial Services - 5.1%
Berkshire Hathaway, Inc. Class B (a)	114,900	24,425,442
Insurance - 5.4%
Chubb Ltd.	90,400	13,778,768
The Travelers Companies, Inc.	91,700	12,018,202
		25,796,970
Mortgage Real Estate Investment Trusts - 3.5%
AGNC Investment Corp.	605,300	10,320,365
MFA Financial, Inc.	856,200	6,498,558
		16,818,923

TOTAL FINANCIALS		125,509,054

HEALTH CARE - 24.9%
Biotechnology - 4.3%
Amgen, Inc.	20,200	4,307,650
Celgene Corp. (a)	153,400	16,571,802
		20,879,452
Health Care Providers & Services - 15.2%
Anthem, Inc.	39,600	10,655,568
Centene Corp. (a)	286,000	15,180,880
Cigna Corp.	148,200	26,447,772
UnitedHealth Group, Inc.	80,700	20,392,890
		72,677,110
Pharmaceuticals - 5.4%
Bristol-Myers Squibb Co.	129,600	7,435,152
Roche Holding AG (participation certificate)	61,320	18,454,621
		25,889,773

TOTAL HEALTH CARE		119,446,335

INDUSTRIALS - 3.5%
Aerospace & Defense - 2.0%
General Dynamics Corp.	13,500	2,386,800
United Technologies Corp.	51,100	7,336,938
		9,723,738
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc. (b)	94,097	7,117,497

TOTAL INDUSTRIALS		16,841,235

INFORMATION TECHNOLOGY - 5.1%
IT Services - 5.1%
Amdocs Ltd.	147,100	9,590,920
Cognizant Technology Solutions Corp. Class A	135,700	8,269,558
The Western Union Co.	257,000	6,440,420
		24,300,898
REAL ESTATE - 4.4%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Simon Property Group, Inc.	36,400	5,484,752
Real Estate Management & Development - 3.3%
CBRE Group, Inc. (a)	291,900	15,631,245

TOTAL REAL ESTATE		21,115,997

UTILITIES - 1.7%
Electric Utilities - 1.7%
Exelon Corp.	180,200	8,197,298
TOTAL COMMON STOCKS
(Cost $412,222,134)		457,902,043

Money Market Funds - 7.6%
Fidelity Cash Central Fund 1.83% (c)	32,838,699	32,845,266
Fidelity Securities Lending Cash Central Fund 1.84% (c)(d)	3,871,756	3,872,143
TOTAL MONEY MARKET FUNDS
(Cost $36,717,305)		36,717,409
TOTAL INVESTMENT IN SECURITIES - 103.2%
(Cost $448,939,439)		494,619,452
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(15,461,349)
NET ASSETS - 100%		$479,158,103

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$109,134
Fidelity Securities Lending Cash Central Fund	1,165
Total	$110,299

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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